Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
Note 3. Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash as of June 30, 2023 and December 31, 2022 are as follows (in thousands):

	June 30,	December 31,
	2023	2022
Cash and cash equivalents	$89,812	$122,715
Restricted cash, current and non-current	25,348	36,305

Cash, cash equivalents and restricted cash	$115,160	$159,020

Restricted cash relates to a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of £20.0 million ($25.3 million as of June 30, 2023). See Note 16 –
Commitments and Contingencies
.